                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2001
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner             Richmond, VA                     2/7/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                        -----------------

Form 13F Information Table Entry Total:         106
                                        -----------------

Form 13F Information Table Value Total: $    581636
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number               Name
--            --------------------               -----
 1            28-6647                     Markel Corporation
 2            28-6745                     Evanston Insurance Company

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                December 31, 2001

 Voting Authority
                              Title of                  Value   Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer                Class      Cusip       (x$1000) Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-----------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories              COM     002824100       2068     37100    SH         Other     1                37100
Ace Limited                      COM     G0070K103       6332    157700    SH         Other     1               157700
Albertsons                       COM     013104104        787     25000    SH         Other     1,2              25000
                                                         4324    137300    SH         Other     1               137300
Allied Capital Corp.             COM     019033109       2600    100000    SH         Other     1,2             100000
                                                          244      9400    SH         Other     1                 9400
Aluminum Company of America      COM     022249106       6999    196880    SH         Other     1,2             196880
                                                         3676    103402    SH         Other     1               103402
American Express                 COM     025816109       4890    137000    SH         Other     1,2             137000
                                                         7744    217000    SH         Other     1               217000
American Home Products           COM     026609107       1965     32020    SH         Other     1                32020
Amwest                           COM     032345100          0     17328    SH         Other     1                17328
Anheuser Busch                   COM     035229103       7143    158000    SH         Other     1,2             158000
                                                        26598    588328    SH         Other     1               588328
Automatic Data Processing        COM     019411107       1820     30906    SH         Other     1                30906
Bank of New York                 COM     064057102       2040     50000    SH         Other     1,2              50000
                                                         4141    101500    SH         Other     1               101500
Berkshire Hathaway Class B       COM     084670207      13193      5225    SH         Other     1,2               5225
                                                        56255     22279    SH         Other     1                22279
Berkshire Hathaway, Inc.         COM     10382K102      10962       145    SH         Other     1,2                145
                                                         5594        74    SH         Other     1                   74
Bristol Myers Squibb             COM     110122108       1555     30500    SH         Other     1                30500
Brown Forman Class A             COM     115637100        735     11500    SH         Other     1,2              11500
                                                         8629    134930    SH         Other     1               134930
Carmax                           COM     172737306      12245    538500    SH         Other     1,2             538500
                                                        10426    458500    SH         Other     1               458500
Cedar Fair LP                    COM     150185106        627     25300    SH         Other     1                25300
Centerpoint Property Trust       COM     151895109      12221    245400    SH         Other     1,2             245400
                                                        14830    297800    SH         Other     1               297800
Cincinnati Financial             COM     172062101       6104    160000    SH         Other     1,2             160000
                                                        13499    353835    SH         Other     1               353835
Circuit City                     COM     172737108      10499    404596    SH         Other     1               404596
Claire's Stores                  COM     179584107        377     25000    SH         Other     1,2              25000
                                                         3136    207700    SH         Other     1               207700
Clayton Homes                    COM     184190106        427     25000    SH         Other     1,2              25000
                                                        27889   1630950    SH         Other     1              1630950
Costco                           COM     22160K105       3328     75000    SH         Other     1,2              75000
                                                         1776     40000    SH         Other     1                40000
Exxon Corporation                COM     302290101       2828     71972    SH         Other     1                71972
Family Golf Centers Inc.         COM     30701A106          0     60000    SH         Other     1,2              60000
                                                            0    100000    SH         Other     1               100000
Ford Motor Co.                   COM     345370100        393     25000    SH         Other     1,2              25000
                                                         3192    203074    SH         Other     1               203074
Gannett Company                  COM     364730101       1490     22167    SH         Other     1                22167
General Electric                 COM     369604103        385      9600    SH         Other     1                 9600
Glaxo                            COM     37733W105        208      4000    SH         Other     1                 4000
Golden West Financial            COM     381317106       1327     22550    SH         Other     1                22550

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                December 31, 2001

Voting Authority
                             Title of                 Value   Shares/   Sh/  Put/   Invstmt   Other     ---------------------
  Name of Issuer               Class       Cusip     (x$1000) Prn Amt   Prn  Call   Dscretn  Managers   Sole    Shared   None
-----------------------------------------------------------------------------------------------------------------------------
HCC Corporation                 COM      404132102    16530    600000    SH          Other      1,2             600000
                                                       7177    260500    SH          Other      1               260500
Harrah's Entertainment          COM      413619107      370     10000    SH          Other      1,2              10000
                                                       5526    149300    SH          Other      1               149300
Highlands Insurance Group       COM      431032101       19    174900    SH          Other      1               174900
International Speedway          COM      460335201      888     22700    SH          Other      1,2              22700
                                                       5939    151900    SH          Other      1               151900
Interpublic Group               COM      460690100     2009     68000    SH          Other      1,2              68000
                                                       6244    211400    SH          Other      1               211400
Investors Title Company         COM      461804106      652     42200    SH          Other      1,2              42200
                                                       3040    196950    SH          Other      1               196950
Johnson and Johnson             COM      478160104     1620     27404    SH          Other      1                27404
Kaneb Services                  COM      484173109      307     15700    SH          Other      1                15700
MBIA Inc.                       COM      55262C100     2783     51900    SH          Other      1                51900
Marriot International           COM      571903202     2707     66600    SH          Other      1                66600
Marsh & McLennan                COM      571748102     1773     16500    SH          Other      1                16500
Martin Marietta Materials       COM      573284106     1981     42500    SH          Other      1,2              42500
                                                      21250    456016    SH          Other      1               456016
Massey Energy                   COM      576206106     5413    261100    SH          Other      1               261100
Merck                           COM      58155Q103     1736     29525    SH          Other      1                29525
Mondavi Wineries                COM      609200100     1737     45700    SH          Other      1,2              45700
                                                       2839     74700    SH          Other      1                74700
Nike                            COM      654106103     1687     30000    SH          Other      1                30000
Penn National Gaming            COM      707569109      941     31000    SH          Other      1,2              31000
                                                       2357     77700    SH          Other      1                77700
Pepsico                         COM      713448108     1660     34100    SH          Other      1                34100
Pfizer Inc                      COM      717081103     2172     54500    SH          Other      1                54500
Pharmacia & Upjohn              COM      71713U102     1447     33920    SH          Other      1                33920
Philip Morris, Inc.             COM      718154107     5452    118900    SH          Other      1               118900
Plains Resources Inc.           COM      726540503     1118     45440    SH          Other      1,2              45440
Plum Creek Lumber               COM      729237107      445     15687    SH          Other      1                15687
RLI Corporation                 COM      749607107     2084     46312    SH          Other      1,2              46312
                                                      12542    278721    SH          Other      1               278721
ServiceMaster                   COM      817615107     2139    155000    SH          Other      1,2             155000
                                                       4462    323343    SH          Other      1               323343
Southwest Airlines              COM      844741108      462     25000    SH          Other      1,2              25000
                                                       2421    131000    SH          Other      1               131000
State Street Corp               COM      857477103      522     10000    SH          Other      1,2              10000
                                                       1066     20400    SH          Other      1                20400
United Dominion Realty Trust    COM      910197102      204     14200    SH          Other      1                14200
United Mobile Homes             COM      911024107      158     13000    SH          Other      1                13000
United Parcel Service           COM      911312106      545     10000    SH          Other      1,2              10000
                                                       3194     58600    SH          Other      1                58600
Valley National Bank            COM      919794107      549     16647    SH          Other      1,2              16647
                                                       1109     33677    SH          Other      1                33677
Vulcan Materials                COM      929160109      288      6000    SH          Other      1,2               6000
                                                       2804     58500    SH          Other      1                58500
Walt Disney Company             COM      254687106     1036     50000    SH          Other      1,2              50000
                                                       3216    155215    SH          Other      1               155215
Washington Post Co              COM      939640108     1868      3525    SH          Other      1                 3525
Washington Real Estate
  Investm                       COM      939653101     2377     95500    SH          Other      1,2              95500
                                                      10008    402100    SH          Other      1               402100
Waste Management                COM      94106l109      798     25000    SH          Other      1,2              25000
                                                       5625    176300    SH          Other      1               176300
White Mountain                  COM      G9618E107      104       300    SH          Other      1,2                300
                                                      50460    145000    SH          Other      1               145000
XL Capital                      COM      G3242A102    32813    359160    SH          Other      1,2             359160
                                                      21400    234237    SH          Other      1               234237
Zimmer Holdings Inc.            COM      98956P102       62      2030    SH          Other      1                 2030

REPORT SUMMARY                  106   DATA RECORDS  $581636                   2      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2001
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6647
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     2/7/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2001
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015


Form 13F File Number: 28-6745
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     2/7/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation